Portfolio of Investments
Columbia Global Opportunities Fund, October 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 65.3%
Issuer	Shares	Value ($)
Argentina 0.2%
Globant SA(a)	1,558	281,391
MercadoLibre, Inc.(a)	603	732,072
Total		1,013,463
Australia 0.3%
Ansell Ltd.	48,211	1,363,267
Brazil 0.8%
Afya Ltd., Class A(a)	24,357	584,568
Arco Platform Ltd., Class A(a)	7,248	247,012
BK Brasil Operacao e Assessoria a Restaurantes SA	106,300	181,738
Localiza Rent a Car SA	40,167	425,264
Lojas Renner SA	46,100	301,042
Magazine Luiza SA	213,600	913,150
Notre Dame Intermedica Participacoes SA	21,100	240,935
Pagseguro Digital Ltd., Class A(a)	6,403	234,414
Stone Co., Ltd., Class A(a)	11,367	597,222
Vasta Platform Ltd.(a)	8,853	102,341
XP, Inc., Class A(a)	10,968	439,597
Total		4,267,283
Canada 1.4%
Alimentation Couche-Tard, Inc., Class B	57,098	1,758,411
Barrick Gold Corp.	57,546	1,538,205
Cameco Corp.	122,693	1,166,810
Canada Goose Holdings, Inc.(a)	8,108	252,808
Gildan Activewear, Inc.	10,282	213,557
Masonite International Corp.(a)	4,912	432,256
Parex Resources, Inc.(a)	27,624	268,921
Ritchie Bros. Auctioneers, Inc.	4,602	279,019
Yamana Gold, Inc.	206,922	1,150,486
Total		7,060,473
China 5.0%
Alibaba Group Holding Ltd., ADR(a)	19,911	6,066,682
Alibaba Health Information Technology Ltd.(a)	134,000	351,406
BeiGene Ltd., ADR(a)	1,001	296,816
Burning Rock Biotech Ltd., ADR(a)	7,964	245,849
China Resources Cement Holdings Ltd.	392,000	513,297
Common Stocks (continued)
Issuer	Shares	Value ($)
Country Garden Services Holdings Co., Ltd.	94,000	591,984
Glodon Co., Ltd., Class A	20,400	217,195
Hangzhou Robam Appliances Co., Ltd., Class A	57,200	313,144
JD.com, Inc., ADR(a)	16,905	1,378,096
Kingdee International Software Group Co., Ltd.(a)	124,000	327,392
Kweichow Moutai Co., Ltd., Class A	1,800	449,725
Li Ning Co., Ltd.	255,500	1,331,651
Midea Group Co., Ltd., Class A	34,100	397,954
NetEase, Inc., ADR	5,500	477,345
New Oriental Education & Technology Group, Inc., ADR(a)	2,818	451,951
Ping An Insurance Group Co. of China Ltd., Class H	59,500	615,210
Shenzhou International Group Holdings Ltd.	45,900	798,631
Skshu Paint Co., Ltd.	18,020	399,350
TAL Education Group, ADR(a)	9,127	606,580
Tencent Holdings Ltd.	92,300	7,052,242
WuXi AppTec Co., Ltd., Class H	34,300	548,399
Wuxi Biologics Cayman, Inc.(a)	45,500	1,277,810
Xpeng, Inc., ADR(a)	21,101	408,937
Total		25,117,646
Denmark 0.1%
Novo Nordisk A/S, Class B	10,937	697,405
Finland 0.6%
Neste OYJ	7,422	387,084
UPM-Kymmene OYJ	53,454	1,510,556
Valmet OYJ	44,643	1,065,491
Total		2,963,131
France 1.2%
AtoS(a)	9,575	654,124
AXA SA	59,018	947,788
Capgemini SE	15,447	1,783,632
DBV Technologies SA, ADR(a)	20,336	29,081
Eiffage SA(a)	14,400	1,045,115
Sanofi	11,811	1,066,455
Total SE	23,371	708,065
Total		6,234,260
Columbia Global Opportunities Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 0.6%
Aroundtown SA(a)	159,067	762,991
Bayer AG, Registered Shares	12,343	580,004
Covestro AG	23,185	1,106,527
Duerr AG	18,267	525,330
Total		2,974,852
Guernsey 0.2%
Burford Capital Ltd.	106,604	943,445
Hong Kong 0.5%
AIA Group Ltd.	75,000	713,788
Galaxy Entertainment Group Ltd.	42,000	277,559
Techtronic Industries Co., Ltd.	50,500	680,202
WH Group Ltd.	1,011,000	796,291
Total		2,467,840
Hungary 0.1%
OTP Bank Nyrt(a)	23,946	746,985
India 1.3%
Apollo Hospitals Enterprise Ltd.	12,363	353,409
Asian Paints Ltd.	11,733	349,959
Avenue Supermarts Ltd.(a)	9,970	301,420
Bajaj Finance Ltd.	7,343	327,560
Balkrishna Industries Ltd.	18,073	327,978
Eicher Motors Ltd.	10,870	305,913
HDFC Bank Ltd., ADR(a)	14,154	813,006
HDFC Life Insurance Co., Ltd.(a)	50,541	402,016
Jubilant Foodworks Ltd.	5,443	159,632
Kotak Mahindra Bank Ltd.(a)	43,794	913,917
Reliance Industries Ltd.	58,445	1,620,375
SBI Cards & Payment Services Ltd.	37,764	407,290
Tech Mahindra Ltd.	24,717	272,160
Total		6,554,635
Indonesia 0.5%
PT Ace Hardware Indonesia Tbk	3,154,700	336,403
PT Bank BTPN Syariah Tbk	1,125,400	281,022
PT Bank Central Asia Tbk	524,300	1,031,642
PT Bank Rakyat Indonesia Persero Tbk	3,894,300	881,561
Total		2,530,628
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 1.2%
Amarin Corp. PLC, ADR(a)	14,740	71,636
Flutter Entertainment PLC(a)	9,146	1,584,553
Medtronic PLC	24,106	2,424,340
Trane Technologies PLC	14,596	1,937,619
Total		6,018,148
Israel 0.4%
Bank Hapoalim BM(a)	131,951	770,240
Bezeq Israeli Telecommunication Corp., Ltd.(a)	428,061	482,665
Check Point Software Technologies Ltd.(a)	6,056	687,719
Total		1,940,624
Italy 0.4%
Esprinet SpA(a)	81,885	696,298
Recordati Industria Chimica e Farmaceutica SpA	28,045	1,453,983
Total		2,150,281
Japan 5.3%
Amano Corp.	49,000	1,153,284
Bandai Namco Holdings, Inc.	9,700	724,927
BayCurrent Consulting, Inc.	10,000	1,293,903
COMSYS Holdings Corp.	56,300	1,430,620
Invincible Investment Corp.	2,332	745,445
ITOCHU Corp.	81,300	1,952,706
JustSystems Corp.	9,700	634,415
Kinden Corp.	42,500	666,394
Koito Manufacturing Co., Ltd.	20,900	1,007,878
Matsumotokiyoshi Holdings Co., Ltd.	43,800	1,616,937
Meitec Corp.	13,100	649,435
Nihon M&A Center, Inc.	17,000	998,267
Nippon Telegraph & Telephone Corp.	40,300	847,745
ORIX Corp.	98,900	1,156,659
Round One Corp.	104,400	819,977
Shionogi & Co., Ltd.	22,800	1,075,475
Ship Healthcare Holdings, Inc.	28,300	1,342,902
Sony Corp.	24,500	2,042,479
Subaru Corp.	22,900	420,283
Sumitomo Mitsui Financial Group, Inc.	29,100	805,543
Takeda Pharmaceutical Co., Ltd.	60,551	1,871,184
Takuma Co., Ltd.	86,700	1,327,585

2	Columbia Global Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Toyota Motor Corp.	11,400	748,375
Uchida Yoko Co., Ltd.	10,700	528,164
ValueCommerce Co., Ltd.	27,200	861,810
Total		26,722,392
Kazakhstan 0.0%
Kaspi.KZ JSC, ADR(a),(b),(c),(d)	3,375	144,956
Malta 0.0%
BGP Holdings PLC(a),(c),(d)	581,000	1
Netherlands 1.4%
ABN AMRO Bank NV(a)	81,375	668,436
ASR Nederland NV	39,646	1,203,077
ING Groep NV(a)	93,264	638,832
Koninklijke Ahold Delhaize NV	51,778	1,419,534
NXP Semiconductors NV	12,308	1,663,057
Signify NV(a)	38,114	1,352,870
Total		6,945,806
Norway 0.6%
BW LPG Ltd.	87,128	381,448
SalMar ASA(a)	27,030	1,372,595
Yara International ASA	32,556	1,139,313
Total		2,893,356
Pakistan 0.1%
Lucky Cement Ltd.(a)	74,784	314,158
Oil & Gas Development Co., Ltd.	252,051	148,631
Total		462,789
Philippines 0.2%
Ayala Land, Inc.	1,012,500	689,275
BDO Unibank, Inc.	124,910	228,730
Total		918,005
Poland 0.0%
Allegro.eu SA(a)	6,436	130,798
Puerto Rico 0.2%
Popular, Inc.	23,553	993,937
Russian Federation 0.7%
Detsky Mir PJSC	298,432	413,850
Lukoil PJSC, ADR	8,078	413,296
Sberbank of Russia PJSC, ADR	99,380	1,003,880
Common Stocks (continued)
Issuer	Shares	Value ($)
TCS Group Holding PLC, GDR(b)	10,461	249,578
Yandex NV, Class A(a)	20,918	1,204,249
Total		3,284,853
Singapore 0.2%
Venture Corp., Ltd.	85,000	1,198,225
South Africa 0.2%
Capitec Bank Holdings Ltd.(a)	4,704	330,596
Naspers Ltd., Class N(a)	4,619	901,756
Total		1,232,352
South Korea 1.9%
Ecopro BM Co., Ltd.	1,712	190,187
GS Home Shopping, Inc.	2,310	283,454
Hyundai Home Shopping Network Corp.	5,678	355,030
Kakao Corp.	1,480	431,555
NAVER Corp.	2,242	573,663
Pearl Abyss Corp.(a)	1,463	260,187
Samsung Electro-Mechanics Co., Ltd.	6,372	757,364
Samsung Electronics Co., Ltd.	86,540	4,349,987
Samsung SDI Co., Ltd.	1,204	474,299
SK Hynix, Inc.	14,937	1,059,674
Youngone Corp.	33,057	831,482
Total		9,566,882
Spain 0.4%
ACS Actividades de Construccion y Servicios SA	43,156	1,025,849
Endesa SA	33,648	902,750
Tecnicas Reunidas SA(a)	31,341	251,326
Total		2,179,925
Sweden 0.5%
Granges AB(a)	68,598	618,764
Samhallsbyggnadsbolaget i Norden AB	677,218	1,863,799
Total		2,482,563
Switzerland 1.3%
Landis+Gyr Group AG(a)	11,709	653,940
Nestlé SA, Registered Shares	14,698	1,653,200
Roche Holding AG, Genusschein Shares	7,007	2,251,570
TE Connectivity Ltd.	18,577	1,799,740
Total		6,358,450

Columbia Global Opportunities Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 1.7%
Fubon Financial Holding Co., Ltd.	876,000	1,247,911
MediaTek, Inc.	49,000	1,164,743
Parade Technologies Ltd.	20,000	764,276
Sea Ltd. ADR(a)	3,440	542,488
Taiwan Semiconductor Manufacturing Co., Ltd.	260,530	3,941,734
Tripod Technology Corp.	255,000	1,014,053
Total		8,675,205
Thailand 0.2%
Muangthai Capital PCL, Foreign Registered Shares	457,300	802,496
Tisco Financial Group PCL, Foreign Registered Shares	91,700	207,903
Total		1,010,399
United Kingdom 1.8%
BP PLC	205,311	523,684
British American Tobacco PLC	51,077	1,618,905
BT Group PLC	431,169	566,276
Crest Nicholson Holdings PLC(a)	112,404	319,647
DCC PLC	21,824	1,418,166
GW Pharmaceuticals PLC, ADR(a)	2,031	182,810
John Wood Group PLC(a)	128,119	351,699
Just Group PLC(a)	781,910	426,847
Legal & General Group PLC	386,372	926,368
Royal Dutch Shell PLC, Class B	120,476	1,452,861
TP ICAP PLC	340,863	844,071
WPP PLC	53,742	429,253
Total		9,060,587
United States 33.8%
AbbVie, Inc.	24,332	2,070,653
ACADIA Pharmaceuticals, Inc.(a)	3,214	149,290
Acushnet Holdings Corp.	6,541	223,244
Adobe, Inc.(a)	6,328	2,829,249
Aerie Pharmaceuticals, Inc.(a)	15,125	160,476
Alexion Pharmaceuticals, Inc.(a)	12,542	1,444,086
Allstate Corp. (The)	21,619	1,918,686
Alphabet, Inc., Class C(a)	5,092	8,254,183
Altair Engineering, Inc., Class A(a)	4,724	203,274
Amazon.com, Inc.(a)	3,030	9,199,534
Ameren Corp.	22,280	1,807,354
Common Stocks (continued)
Issuer	Shares	Value ($)
American Homes 4 Rent, Class A	43,420	1,227,483
American Tower Corp.	9,554	2,194,076
Apple, Inc.	82,897	9,024,167
Applied Materials, Inc.	33,357	1,975,735
Arena Pharmaceuticals, Inc.(a)	2,666	228,530
Ascent Resources, Class B(a),(c),(d),(e)	195,286	43,744
Avaya Holdings Corp.(a)	13,053	224,512
Avista Corp.	19,315	641,644
Axalta Coating Systems Ltd.(a)	6,476	162,612
Bank of America Corp.	112,382	2,663,453
Bank of New York Mellon Corp. (The)	50,242	1,726,315
Baxter International, Inc.	25,938	2,012,011
BellRing Brands, Inc., Class A(a)	14,278	261,145
Bill.com Holdings, Inc.(a)	1,071	107,100
BlackRock, Inc.	3,818	2,287,784
Bristol-Myers Squibb Co.	27,125	1,585,456
Broadcom, Inc.	10,844	3,791,388
Carriage Services, Inc.	25,534	659,033
Centene Corp.(a)	31,347	1,852,608
Chevron Corp.	28,739	1,997,360
Cigna Corp.	11,794	1,969,244
Cisco Systems, Inc.	69,845	2,507,435
Cohu, Inc.	10,966	238,291
Comcast Corp., Class A	74,601	3,151,146
CONMED Corp.	5,467	426,262
Curtiss-Wright Corp.	2,050	172,938
Darden Restaurants, Inc.	10,740	987,221
Discovery, Inc., Class A(a)	72,743	1,472,318
Dollar Tree, Inc.(a)	19,481	1,759,524
Domo, Inc., Class B(a)	5,588	177,531
DTE Energy Co.	16,898	2,085,551
Dynavax Technologies Corp.(a)	40,634	151,565
Electronic Arts, Inc.(a)	14,997	1,797,090
elf Beauty, Inc.(a)	9,879	200,247
Eli Lilly and Co.	16,508	2,153,634
EOG Resources, Inc.	16,399	561,502
Essent Group Ltd.	5,459	217,541
Exact Sciences Corp.(a)	6,669	825,822
Fidelity National Information Services, Inc.	16,312	2,032,312

4	Columbia Global Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
First Industrial Realty Trust, Inc.	4,815	191,685
First of Long Island Corp. (The)	23,185	357,745
FTI Consulting, Inc.(a)	2,156	212,280
Hanover Insurance Group, Inc. (The)	3,709	354,803
Home Depot, Inc. (The)	12,852	3,427,757
Houlihan Lokey, Inc.	9,329	584,928
HP, Inc.	97,388	1,749,088
ICF International, Inc.	2,910	190,285
Impinj, Inc.(a)	18,210	464,537
Insmed, Inc.(a)	13,476	443,899
Integer Holdings Corp.(a)	6,801	397,518
Intercontinental Exchange, Inc.	20,451	1,930,574
International Business Machines Corp.	19,536	2,181,390
Intuit, Inc.	6,679	2,101,748
IQVIA Holdings, Inc.(a)	11,361	1,749,480
ITT, Inc.	3,152	190,728
Johnson & Johnson	28,032	3,843,467
JPMorgan Chase & Co.	34,250	3,357,870
KBR, Inc.	16,311	363,572
Kimberly-Clark Corp.	13,927	1,846,581
Kindred Biosciences, Inc.(a)	87,779	306,349
Lantheus Holdings, Inc.(a)	13,455	146,121
Las Vegas Sands Corp.	27,717	1,332,079
Liberty Global PLC, Class C(a)	68,159	1,271,847
Life Storage, Inc.	3,933	448,952
Lithia Motors, Inc., Class A	1,910	438,479
Livent Corp.(a)	56,488	607,246
Luminex Corp.	15,946	351,450
Masco Corp.	31,241	1,674,518
MasterCard, Inc., Class A	10,661	3,077,191
Matthews International Corp., Class A	18,644	406,999
Medifast, Inc.	2,116	297,277
Medpace Holdings, Inc.(a)	4,541	503,779
Microsoft Corp.	52,834	10,697,300
Moelis & Co., ADR, Class A	16,466	612,535
Mondelez International, Inc., Class A	39,613	2,104,243
MSA Safety, Inc.	1,627	214,634
MTS Systems Corp.	10,711	260,063
Natus Medical, Inc.(a)	8,691	158,263
Common Stocks (continued)
Issuer	Shares	Value ($)
Newpark Resources, Inc.(a)	304,054	217,429
Norfolk Southern Corp.	9,895	2,069,242
Northrop Grumman Corp.	5,633	1,632,556
NortonLifeLock, Inc.	90,236	1,856,155
Novavax, Inc.(a)	2,638	212,913
NVIDIA Corp.	5,263	2,638,658
Patterson Companies, Inc.	16,209	403,199
Philip Morris International, Inc.	30,888	2,193,666
Primo Water Corp.	122,114	1,530,088
Prologis, Inc.	20,698	2,053,242
QTS Realty Trust Inc., Class A	5,867	360,879
Quanex Building Products Corp.	27,153	494,185
Quanta Services, Inc.	20,959	1,308,470
Quanterix Corp.(a)	7,028	257,295
Quotient Ltd.(a)	60,878	287,344
Qurate Retail, Inc.	19,651	133,037
Sage Therapeutics, Inc.(a)	8,270	606,853
Sandy Spring Bancorp, Inc.	15,653	396,804
Schnitzer Steel Industries, Inc., Class A	15,500	325,500
SiTime Corp.(a)	4,881	407,515
SunPower Corp.(a)	29,123	465,677
Target Corp.	16,461	2,505,693
TechTarget, Inc.(a)	11,985	524,943
Teradata Corp.(a)	17,445	320,465
T-Mobile USA, Inc.(a)	18,805	2,060,464
TopBuild Corp.(a)	1,583	242,531
Union Pacific Corp.	13,272	2,351,666
United Parcel Service, Inc., Class B	14,589	2,292,078
Virtu Financial, Inc. Class A	24,718	528,471
Vishay Intertechnology, Inc.	12,269	199,003
Walmart, Inc.	20,207	2,803,721
Wendy’s Co. (The)	8,483	185,354
WillScot Mobile Mini Holdings Corp.(a)	30,264	562,305
Wingstop, Inc.	3,646	424,139
Total		171,514,159
Virgin Islands 0.0%
Mail.Ru Group Ltd., GDR(a),(b)	8,475	221,961
Total Common Stocks (Cost $284,968,931)		331,041,967

Columbia Global Opportunities Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2020 (Unaudited)
Convertible Preferred Stocks 0.3%
Issuer		Shares	Value ($)
United States 0.3%
Danaher Corp.	5.000%	1,270	1,683,461
Total Convertible Preferred Stocks (Cost $1,270,900)			1,683,461

Exchange-Traded Alternative Strategies Funds 0.8%
	Shares	Value ($)
United States 0.8%
Invesco DB Gold Fund	71,000	3,898,695
Total Exchange-Traded Alternative Strategies Funds (Cost $2,728,530)		3,898,695

Exchange-Traded Equity Funds 0.8%

United States 0.8%
iShares MSCI Canada ETF	156,328	4,138,002
Total Exchange-Traded Equity Funds (Cost $3,826,910)		4,138,002

Foreign Government Obligations(f),(g) 8.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chile 0.6%
Bonos de la Tesoreria de la Republica en pesos
03/01/2026	4.500%	CLP	1,900,000,000	2,856,511
China 1.5%
China Development Bank
06/18/2030	3.090%	CNY	17,000,000	2,409,380
China Government Bond
11/21/2029	3.130%	CNY	30,220,000	4,483,345
05/21/2030	2.680%	CNY	5,000,000	715,611
Total				7,608,336
France 0.2%
French Republic Government Bond OAT(b)
05/25/2045	3.250%	EUR	644,000	1,302,124
Indonesia 1.1%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	80,000,000,000	5,633,992
Japan 1.2%
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	363,100,000	3,669,785
06/20/2048	0.700%	JPY	161,650,000	1,588,536
09/20/2048	0.900%	JPY	78,600,000	811,102
Total				6,069,423
Foreign Government Obligations(f),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 1.3%
Mexican Bonos
05/31/2029	8.500%	MXN	119,337,400	6,551,651
South Africa 0.9%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	36,465,000	2,617,042
01/31/2030	8.000%	ZAR	33,135,000	1,872,569
Total				4,489,611
South Korea 1.2%
Korea Treasury Bond
12/10/2028	2.375%	KRW	3,660,000,000	3,483,234
06/10/2029	1.875%	KRW	2,662,000,000	2,432,216
Total				5,915,450
United Kingdom 0.2%
United Kingdom Gilt(b)
01/22/2044	3.250%	GBP	612,297	1,205,275
Total Foreign Government Obligations (Cost $39,844,228)				41,632,373

Inflation-Indexed Bonds(f) 1.4%

Japan 0.5%
Japanese Government CPI-Linked Bond
03/10/2027	0.100%	JPY	277,494,179	2,638,039
United Kingdom 0.1%
United Kingdom Gilt Inflation-Linked Bond(b)
03/22/2052	0.250%	GBP	199,955	547,004
United States 0.8%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		1,839,084	2,026,037
01/15/2028	0.500%		1,741,634	1,935,002
Total				3,961,039
Total Inflation-Indexed Bonds (Cost $6,436,162)				7,146,082

Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Brazil 0.1%
Azul SA(a)		97,800	384,352
United States 0.0%
Qurate Retail, Inc.	8.000%	589	57,616
Total Preferred Stocks (Cost $574,487)			441,968

6	Columbia Global Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency 4.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 4.6%
Government National Mortgage Association TBA(h)
11/19/2050	3.500%	3,700,000	3,900,103
11/19/2050	4.000%	1,400,000	1,477,930
Uniform Mortgage-Backed Security TBA(h)
11/17/2035	2.500%	1,000,000	1,039,238
11/17/2035 - 12/14/2050	3.000%	4,250,000	4,444,198
12/14/2050	3.500%	2,700,000	2,852,561
12/14/2050	4.000%	2,500,000	2,672,363
12/14/2050	4.500%	1,500,000	1,622,373
12/14/2050	5.000%	4,800,000	5,274,374
Total			23,283,140
Total Residential Mortgage-Backed Securities - Agency (Cost $23,301,404)			23,283,140

U.S. Treasury Obligations 0.4%

United States 0.4%
U.S. Treasury
02/15/2030	1.500%	1,850,000	1,964,180
Total U.S. Treasury Obligations (Cost $1,997,451)			1,964,180
Money Market Funds 19.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.128%(i),(j)	96,335,748	96,326,114
Total Money Market Funds (Cost $96,330,644)		96,326,114
Total Investments in Securities (Cost $461,279,647)		511,555,982
Other Assets & Liabilities, Net		(4,382,020)
Net Assets		$507,173,962

At October 31, 2020, securities and/or cash totaling $17,277,361 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
32,763,063,000 IDR	2,220,984 USD	Citi	11/20/2020	—	(2,351)
4,708,196,000 KRW	4,108,875 USD	Citi	11/20/2020	—	(35,241)
53,000 MXN	2,473 USD	Citi	11/20/2020	—	(21)
2,045,337,000 CLP	2,566,295 USD	Goldman Sachs	11/20/2020	—	(78,371)
3,780,000 GBP	4,922,240 USD	HSBC	11/20/2020	24,738	—
133,974,000 MXN	6,256,374 USD	HSBC	11/20/2020	—	(47,620)
7,203,000 NZD	4,797,126 USD	HSBC	11/20/2020	34,421	—
4,186,509 USD	3,215,000 GBP	HSBC	11/20/2020	—	(21,040)
29,129,704 USD	3,060,512,365 JPY	HSBC	11/20/2020	108,647	—
5,073,027 USD	46,772,803 NOK	HSBC	11/20/2020	—	(174,069)
202,461 USD	304,000 NZD	HSBC	11/20/2020	—	(1,453)
275,944 USD	1,060,000 PLN	HSBC	11/20/2020	—	(8,161)
6,024,553 USD	53,148,000 SEK	HSBC	11/20/2020	—	(50,720)
3,794,630 USD	108,109,000 TWD	HSBC	11/20/2020	3,713	—
79,587,000 ZAR	4,796,276 USD	HSBC	11/20/2020	—	(84,540)
205,000 AUD	144,661 USD	Morgan Stanley	11/19/2020	554	—
2,808,000 CAD	2,099,188 USD	Morgan Stanley	11/19/2020	—	(8,555)
281,000 CHF	310,157 USD	Morgan Stanley	11/19/2020	3,564	—
306,000 DKK	48,318 USD	Morgan Stanley	11/19/2020	429	—
258,000 EUR	302,996 USD	Morgan Stanley	11/19/2020	2,410	—
1,072,000 GBP	1,363,605 USD	Morgan Stanley	11/19/2020	—	(25,307)
1,813,000 ILS	532,303 USD	Morgan Stanley	11/19/2020	878	—
Columbia Global Opportunities Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,269,000 ILS	366,725 USD	Morgan Stanley	11/19/2020	—	(5,242)
388,226,000 JPY	3,684,064 USD	Morgan Stanley	11/19/2020	—	(24,778)
2,756,632,000 KRW	2,352,979 USD	Morgan Stanley	11/19/2020	—	(73,566)
9,379,000 NOK	987,413 USD	Morgan Stanley	11/19/2020	5,056	—
427,000 SEK	48,257 USD	Morgan Stanley	11/19/2020	262	—
75,848,000 TWD	2,620,418 USD	Morgan Stanley	11/19/2020	—	(43,680)
2,147,485 USD	3,033,000 AUD	Morgan Stanley	11/19/2020	—	(15,411)
145,015 USD	193,000 CAD	Morgan Stanley	11/19/2020	—	(145)
2,098,850 USD	1,936,000 CHF	Morgan Stanley	11/19/2020	13,481	—
582,445 USD	3,696,000 DKK	Morgan Stanley	11/19/2020	—	(4,017)
4,287,365 USD	3,648,000 EUR	Morgan Stanley	11/19/2020	—	(37,225)
144,591 USD	492,000 ILS	Morgan Stanley	11/19/2020	—	(376)
145,016 USD	15,121,000 JPY	Morgan Stanley	11/19/2020	—	(561)
96,877 USD	109,850,000 KRW	Morgan Stanley	11/19/2020	—	(180)
990,618 USD	8,929,000 SEK	Morgan Stanley	11/19/2020	12,991	—
639,701 USD	869,000 SGD	Morgan Stanley	11/19/2020	—	(3,509)
145,065 USD	4,126,000 TWD	Morgan Stanley	11/19/2020	—	(143)
6,368,000 AUD	4,560,571 USD	Morgan Stanley	11/20/2020	84,106	—
605,000 CHF	663,261 USD	Morgan Stanley	11/20/2020	3,138	—
1,518,280 USD	2,120,000 AUD	Morgan Stanley	11/20/2020	—	(28,000)
9,138,191 USD	12,018,000 CAD	Morgan Stanley	11/20/2020	—	(117,201)
3,690,142 USD	3,366,000 CHF	Morgan Stanley	11/20/2020	—	(17,460)
554,717 USD	3,511,000 DKK	Morgan Stanley	11/20/2020	—	(5,230)
65,876,594 USD	56,036,572 EUR	Morgan Stanley	11/20/2020	—	(589,159)
13,910,374 USD	10,685,000 GBP	Morgan Stanley	11/20/2020	—	(66,508)
263,986 USD	4,385,000 ZAR	Morgan Stanley	11/20/2020	4,932	—
8,530,000 CNY	1,265,203 USD	Standard Chartered	11/20/2020	—	(6,357)
45,962,524,000 IDR	3,113,992 USD	Standard Chartered	11/20/2020	—	(5,071)
7,888,460 USD	53,184,000 CNY	Standard Chartered	11/20/2020	39,634	—
1,232,768 USD	8,209,000 CNY	Standard Chartered	11/20/2020	—	(9,059)
Total				342,954	(1,590,327)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	390	12/2020	AUD	58,310,515	442,701	—
CAC40 Index	60	11/2020	EUR	2,754,000	—	(243,087)
Canadian Government 10-Year Bond	113	12/2020	CAD	17,067,520	—	(78,313)
Euro-BTP	5	12/2020	EUR	747,950	22,814	—
Euro-Bund	10	12/2020	EUR	1,761,500	28,307	—
Euro-Buxl 30-Year	1	12/2020	EUR	228,760	11,624	—
Euro-OAT	4	12/2020	EUR	680,440	12,038	—
IBEX 35 Index	123	11/2020	EUR	7,919,109	—	(611,260)
Japanese 10-Year Government Bond	16	12/2020	JPY	2,430,080,000	7,287	—
Long Gilt	68	12/2020	GBP	9,226,240	—	(61,994)
S&P/TSX 60 Index	29	12/2020	CAD	5,367,320	—	(160,654)
U.S. Long Bond	5	12/2020	USD	862,344	—	(17,823)
U.S. Treasury 10-Year Note	259	12/2020	USD	35,798,656	—	(316,401)
U.S. Treasury 5-Year Note	236	12/2020	USD	29,641,969	—	(90,470)
U.S. Ultra Treasury Bond	69	12/2020	USD	14,835,000	—	(703,625)
Total					524,771	(2,283,627)

8	Columbia Global Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2020 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam Index	(32)	11/2020	EUR	(3,408,000)	281,291	—
Euro-Bund	(26)	12/2020	EUR	(4,579,900)	—	(73,984)
FTSE/MIB Index	(77)	12/2020	EUR	(6,891,885)	792,530	—
Mini MSCI Emerging Markets Index	(47)	12/2020	USD	(2,589,465)	80,681	—
MSCI EAFE Index	(217)	12/2020	USD	(19,355,315)	1,167,693	—
MSCI Emerging Markets Index	(450)	12/2020	USD	(24,792,750)	—	(471,458)
Russell 2000 Index E-mini	(34)	12/2020	USD	(2,612,560)	171,122	—
S&P 500 Index E-mini	(178)	12/2020	USD	(29,055,830)	582,954	—
TOPIX Index	(79)	12/2020	JPY	(1,242,670,000)	91,572	—
Total					3,167,843	(545,442)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 34	Morgan Stanley	12/20/2025	1.000	Quarterly	2.190	USD	18,645,000	128,722	—	—	128,722	—
Markit CDX North America High Yield Index, Series 35	Morgan Stanley	12/20/2025	5.000	Quarterly	4.238	USD	6,148,000	(11,987)	—	—	—	(11,987)
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.661	USD	22,675,000	(129,751)	—	—	—	(129,751)
Markit iTraxx Europe Main Index, Series 34	Morgan Stanley	12/20/2025	1.000	Quarterly	0.654	EUR	3,000,000	(172)	—	—	—	(172)
Total								(13,188)	—	—	128,722	(141,910)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2020, the total value of these securities amounted to $3,670,898, which represents 0.72% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2020, the total value of these securities amounted to $188,701, which represents 0.04% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At October 31, 2020, the total market value of these securities amounted to $43,744, which represents 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Ascent Resources, Class B	02/20/2014 - 03/01/2016	195,286	8,147	43,744

(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at October 31, 2020.
Columbia Global Opportunities Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.128%
	95,776,987	82,645,016	(82,087,944)	(7,945)	96,326,114	(994)	32,447	96,335,748
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Global Opportunities Fund | Quarterly Report 2020

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1QT156_07_K01_(12/20)